Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Class of Stock Disclosures [Abstract]
Summary of Basic and Diluted Net Loss Per Share
Basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

	For the years ended December 31,
	2019	2020	2021
	Ordinary shares	Ordinary shares	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
	(in thousands, except for number of shares)
Numerator:
Net loss	(1,873,383)	(3,176,914)	(4,628,133)	(726,255)	(1,800,926)	(282,605)
Accretion of redeemable convertible preferred shares	(74,558)	(320,301)	(207,598)	(32,577)	(80,782)	(12,676)
Deemed dividend	(46,168)	—	—	—	—	—

Numerator for computing basic and diluted net loss per share	(1,994,109)	(3,497,215)	(4,835,731)	(758,832)	(1,881,708)	(295,281)

Denominator:
Weighted average number of ordinary shares outstanding	61,446,250	63,690,000	140,170,091	140,170,091	54,543,800	54,543,800

Loss p er s hare (RMB):
Basic and diluted net loss per share:	(32.45)	(54.91)	(34.50)	(5.41)	(34.50)	(5.41)